Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Treasury Shares [Member]	Accumulated Losses [Member]
Balance, beginning of period at Dec. 31, 2017	SFr 116,839	SFr 1,147	SFr 188,299	SFr 0	SFr (72,607)
Net income/(loss) for the period	(50,951)	0	0	0	(50,951)
Other comprehensive income/(loss)	(302)	0	0	0	(302)
Total comprehensive income/(loss), net of tax	(51,253)	0	0	0	(51,253)
Proceeds from public offerings, net of underwriting fees	111,529	200	111,329	0	0
Transaction offering costs	(2,015)	0	(2,015)	0	0
Share-based payments	2,518	0	0	0	2,518
Issuance of shares:
Restricted share awards	1	1	535	0	(535)
Exercise of options	4	3	1	0	0
Balance, end of period at Dec. 31, 2018	177,623	1,351	298,149	0	(121,877)
Net income/(loss) for the period	45,442	0	0	0	45,442
Other comprehensive income/(loss)	(1,304)	0	0	0	(1,304)
Total comprehensive income/(loss), net of tax	44,138	0	0	0	44,138
Proceeds from public offerings, net of underwriting fees	0
Share-based payments	2,834	0	0	0	2,834
Issuance of shares:
Conversion note agreement, net of transaction costs	47,778	73	47,705	0	0
Restricted share awards	1	1	616	0	(616)
Exercise of options	68	12	56	0	0
Balance, end of period at Dec. 31, 2019	272,442	1,437	346,526	0	(75,521)
Net income/(loss) for the period	(61,921)	0	0	0	(61,921)
Other comprehensive income/(loss)	726	0	0	0	726
Total comprehensive income/(loss), net of tax	(61,195)	0	0	0	(61,195)
Proceeds from public offerings, net of underwriting fees	0
Share-based payments	4,088	0	0	0	4,088
Issuance of shares:
Held as treasury shares, net of transaction costs	0	100	0	(100)	0
Restricted share awards	0	0	222	0	(222)
Exercise of options	143	1	142	0	0
Balance, end of period at Dec. 31, 2020	SFr 215,478	SFr 1,538	SFr 346,890	SFr (100)	SFr (132,850)